Note 7 - Goodwill and Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill, Ending Balance	$ 15,071,000	$ 15,071,000
Finite-Lived Core Deposits, Gross	2,400,000	2,700,000
Amortization of Intangible Assets, Total	352,000	374,000
Core Deposits [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 1,000,000	$ 692,000
Finite-Lived Intangible Asset, Useful Life	10 years